Adviser Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Adviser Class Prospectus dated January 31, 2005

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

Effective August 29, 2005, the Board of Trustees (the “Board”) of Morgan Stanley Institutional Fund Trust (the “Fund”) approved the implementation of a 2% redemption fee for Portfolio shares redeemed within seven days (30 days with respect to the High Yield and U.S. Small Cap Value Portfolios) of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

A new column titled “Shareholder Fees/Redemption Fees” is added before the “Management Fees” column to the table in the section titled “Fees and Expenses of the Portfolios,” noting a 2.00% redemption fee for each Portfolio. In addition, footnote † is added to the “Shareholder Fees/Redemption Fees” column that states, “† Payable to the Portfolio on shares redeemed within seven days (30 days with respect to the High Yield and U.S. Small Cap Value Portfolios) of purchase. See “Redeeming Shares” and “Frequent Purchases and Redemptions of Shares” for more information on redemption fees.”

The sidebar in the section titled “Fees and Expenses of the Portfolios” is hereby deleted and replaced with the following:

The Portfolios do not charge any sales loads or other fees (except as noted in the chart) when you purchase or redeem shares.

The following paragraph is added at the end of the section titled “Redeeming Shares”:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield and U.S. Small Cap Value Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with stable value funds (with respect to the Core Plus Fixed Income Portfolio only), systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The last paragraph in the section of the Prospectus titled “Frequent Purchases and Redemptions of Shares” is hereby deleted and replaced with the following:

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Portfolio’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the “Purchasing Shares” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary’s customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Please retain this supplement for future reference.

LIT SPT ADV 05/05

Adviser Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Adviser Class Prospectus dated January 31, 2005

High Yield Portfolio

Effective June 1, 2005, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.420% of the portion of the daily net assets not exceeding $500 million; 0.345% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.270% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.220% of the portion of the daily net assets exceeding $3 billion.

Please retain this supplement for future reference.

LIT SPT MAHYX 05/05

Institutional Class

Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Institutional Class Prospectus dated January 31, 2005

High Yield Portfolio

Effective June 1, 2005, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.420% of the portion of the daily net assets not exceeding $500 million; 0.345% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.270% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.220% of the portion of the daily net assets exceeding $3 billion.

Please retain this supplement for future reference.

LIT SPT MPHYX 05/05

Institutional Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Institutional Class Prospectus dated January 31, 2005

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Limited Duration Portfolio

Municipal Portfolio

Targeted Duration Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

Effective August 29, 2005, the Board of Trustees (the “Board”) of Morgan Stanley Institutional Fund Trust (the “Fund”) approved the implementation of a 2% redemption fee for Portfolio shares redeemed within seven days (30 days with respect to the High Yield, International Fixed Income and U.S. Small Cap Value Portfolios) of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

A new column titled “Shareholder Fees/Redemption Fees” is added before the “Management Fees” column to the table in the section titled “Fees and Expenses of the Portfolios,” noting a 2.00% redemption fee for each Portfolio. In addition, footnote † is added to the “Shareholder Fees/Redemption Fees” column that states, “† Payable to the Portfolio on shares redeemed within seven days (30 days with respect to High Yield, International Fixed Income and U.S. Small Cap Value Portfolios) of purchase. See “Redeeming Shares” and “Frequent Purchases and Redemptions of Shares” for more information on redemption fees.”

The sidebar in the section titled “Fees and Expenses of the Portfolios” is hereby deleted and replaced with the following:

The Portfolios do not charge any sales loads or other fees (except as noted in the chart) when you purchase or redeem shares.

The following paragraph is added at the end of the section titled “Redeeming Shares”:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield, International Fixed Income and U.S. Small Cap Value Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with stable value funds (with respect to the Core Plus Fixed Income, Intermediate Duration and Targeted Duration Portfolios only), systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The last paragraph in the section of the Prospectus titled “Frequent Purchases and Redemptions of Shares” is hereby deleted and replaced with the following:

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Portfolio’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the “Purchasing Shares” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary’s customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Please retain this supplement for future reference.

LIT SPT INST 05/05

Investment Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Investment Class Prospectus dated January 31, 2005

High Yield Portfolio

Effective June 1, 2005, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.420% of the portion of the daily net assets not exceeding $500 million; 0.345% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.270% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.220% of the portion of the daily net assets exceeding $3 billion.

Please retain this supplement for future reference.

LIT SPT MPHIX 05/05

Investment Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Investment Class Prospectus dated January 31, 2005

EQUITY PORTFOLIOS

Equity Portfolio

U.S. Mid Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

Effective August 29, 2005, the Board of Trustees (the “Board”) of Morgan Stanley Institutional Fund Trust (the “Fund”) approved the implementation of a 2% redemption fee for Portfolio shares redeemed within seven days (30 days with respect to the High Yield Portfolio) of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

A new column titled “Shareholder Fees/Redemption Fees” is added before the “Management Fees” column to the table in the section titled “Fees and Expenses of the Portfolios,” noting a 2.00% redemption fee for each Portfolio. In addition, footnote † is added to the “Shareholder Fees/Redemption Fees” column that states, “† Payable to the Portfolio on shares redeemed within seven days (30 days with respect to the High Yield Portfolio) of purchase. See “Redeeming Shares” and “Frequent Purchases and Redemptions of Shares” for more information on redemption fees.”

The sidebar in the section titled “Fees and Expenses of the Portfolios” is hereby deleted and replaced with the following:

The Portfolios do not charge any sales loads or other fees (except as noted in the chart) when you purchase or redeem shares.

The following paragraph is added at the end of the section titled “Redeeming Shares”:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield Portfolio) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with stable value funds (with respect to the Core Plus Fixed Income Portfolio only), systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The last paragraph in the section of the Prospectus titled “Frequent Purchases and Redemptions of Shares” is hereby deleted and replaced with the following:

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Portfolio’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the “Purchasing Shares” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary’s customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Please retain this supplement for future reference.

LIT SPT INV 05/05

Stable Value Investment Class Prospectus Supplement

May 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2005 to the Stable Value Investment Class Prospectus dated January 31, 2005

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

Targeted Duration Portfolio

Effective August 29, 2005, the Board of Trustees (the “Board”) of Morgan Stanley Institutional Fund Trust (the “Fund”) approved the implementation of a 2% redemption fee for Portfolio shares redeemed within seven days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

A new column titled “Shareholder Fees/Redemption Fees” is added before the “Management Fees” column to the table in the section titled “Fees and Expenses of the Portfolios,” noting a 2.00% redemption fee for each Portfolio. In addition, footnote † is added to the “Shareholder Fees/Redemption Fees” column that states, “† Payable to the Portfolio on shares redeemed within seven days of purchase. See “Redeeming Shares” and “Frequent Purchases and Redemptions of Shares” for more information on redemption fees.”

The sidebar in the section titled “Fees and Expenses of the Portfolios” is hereby deleted and replaced with the following:

The Portfolios do not charge any sales loads or other fees (except as noted in the chart) when you purchase or redeem shares.

The following disclosure is hereby added following the section titled “Portfolio Holdings”:

The following sections titled “Purchasing Shares” and “Redeeming Shares” are not applicable to beneficial owners of the Morgan Stanley Stable Value Fund.

Purchasing Shares

Investment Class Shares are available to certain clients of the Adviser with combined investments of $1,000,000 (minimum additional investment of $1,000) and corporations or other institutions, such as trusts and foundations. The Fund offers other classes of shares through separate prospectuses.

Investment Class Shares of the Portfolios may be purchased directly from Morgan Stanley Institutional Fund Trust or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investment Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Investment Class Shares of the Portfolios may, in the Fund’s discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Investment Class Shares of the Portfolios.

Investment Class Shares of each Portfolio may be purchased at the net asset value per share (“NAV”) next determined after we receive your purchase order.

Initial Purchase by Mail

You may open an account, subject to acceptance by Morgan Stanley Institutional Fund Trust, by completing and signing an Account Registration Form provided by JPMorgan Investor Services Company (“JPMorgan”), the Fund’s transfer agent, which you can obtain by calling JPMorgan at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Funds, 3435 Stelzer Road, Columbus, OH 43219 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Investment Class Shares of each Portfolio by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to JPMorgan in advance of the wire. For all Portfolios, notification must be given to JPMorgan at 1-800-548-7786 prior to the determination of NAV. See the section below entitled “Valuation of Shares.” (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #910-2-734143

Attn: Morgan Stanley Institutional Fund

Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

Additional Investments

You may make additional investments of Investment Class Shares (minimum additional investment of $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to JPMorgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. For all Portfolios, notification must be given to JPMorgan at 1-800-548-7786 prior to the determination of NAV.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.

Redeeming Shares

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of each Portfolio will be redeemed at the net asset value (NAV) next determined after we receive your redemption request in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Institutional Funds, 3435 Stelzer Road, Columbus, OH 43219.

Stable Value Investment Class Prospectus Supplement

May 31, 2005

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) The share certificates, if issued;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that redemption instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange (“NYSE”) is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

Shares of a Portfolio redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to stable value funds, systematic withdrawal/exchange plans, pre-approved asset allocation programs and shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The last paragraph in the section of the Prospectus titled “Frequent Purchases and Redemptions of Shares” is hereby deleted and replaced with the following:

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Portfolio’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the “Purchasing Shares” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries cur -

rently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary’s customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Please retain this supplement for future reference.

LIT SPT SBI 05/05